RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure Of Transactions Between Related Parties [Line Items]
Directors' remuneration expense | $	$ 4,647	$ 3,189	$ 2,006
Other awards granted (in shares)	628,515
Share options granted (in shares)	41,787	359,666	875,544
Restricted shares
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards granted (in shares)	56,995	33,194	32,942
RSUs
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards granted (in shares)	628,515
Key Executive
Disclosure Of Transactions Between Related Parties [Line Items]
Balance outstanding to a related party | $	$ 1,192	$ 1,640
Share options granted (in shares)			400,000
Non-executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards granted (in shares)	41,787	44,666	156,124
Non-executive Directors | Restricted shares
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards granted (in shares)	56,995	33,194	32,942
Key Management and Directors | RSUs
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards granted (in shares)	222,113	0	0